TAXATION (Tables)	6 Months Ended
Jun. 30, 2023
TAXATION
Schedule of significant components of provision for income taxes on earnings

	Six months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Current:	34	(13)
Deferred:	—	—
Provision for income tax expenses	34	(13)

Summary of reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes

	Six months ended June 30,
	2022	2023
	%	%
	Unaudited	Unaudited
Weighted average statuary tax rate	21%	21%
States taxes, net of federal benefit	7%	7%
Tax effect of non-deductible expenses	—%	—%
Tax effect of non-taxable income	—%	—%
Changes in valuation allowance	(28)%	(29)%
Effective tax rate	—%	(1)%